Related Party Transactions (Details) - Schedule of loans to and from related parties - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans to related parties [Member]
Related Party Transactions (Details) - Schedule of loans to and from related parties [Line Items]
Beginning Balance	$ 276	$ 304	$ 499
Loans advanced
Loan repayments received	(61)	(28)	(195)
Ending Balance	215	276	304
Loans from related parties [Member]
Related Party Transactions (Details) - Schedule of loans to and from related parties [Line Items]
Beginning Balance	7,115	15,844	20,963
Loans advanced	61		32
Loan repayments	(7,191)	(9,154)	(5,856)
Interest accrued	76	425	705
Ending Balance	$ 61	$ 7,115	$ 15,844